Restricted cash (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Restricted cash
Restricted cash invested in Bank Deposit Certificate for contractual guarantee of loan	R$ 6,403
Minimum Guarantee Percentage	33.00%